Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Sep. 30, 2015	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000152359 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Merger Arbitrage Fund (Class I/VARBX)
Accumulated Value	$ 100,000		$ 103,064	$ 107,130	$ 108,140	$ 114,110	$ 115,078	$ 125,778	$ 127,373	$ 132,241	$ 139,777	$ 147,795
C000248222 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Merger Arbitrage Fund (Class C/VARCX)
Accumulated Value	10,000		10,197	10,486	10,473	10,934	10,909	11,797	11,819	12,140	12,694	13,285
C000152358 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Merger Arbitrage Fund (Class A/VARAX)
Accumulated Value	9,425		9,676	10,031	10,088	10,619	10,669	11,624	11,730	12,150	12,806	13,491
C000174208 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Multi-Strategy Fund (Class A/FTMAX)
Accumulated Value	9,501		10,143	10,474	10,276	11,143	10,871	12,342	11,624	12,418	13,583	14,403
C000239642 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Multi-Strategy Fund (Class C/FTMCX)
Accumulated Value	10,000		10,596	10,862	10,577	11,388	11,018	12,412	11,602	12,306	13,359	14,056
C000174209 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Multi-Strategy Fund (Class I/FTMIX)
Accumulated Value	100,000		107,079	110,924	109,154	118,756	116,113	132,187	124,869	133,852	146,817	156,127
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		11,543	13,691	16,143	16,830	19,380	25,194	21,296	25,900	35,315	41,530
Bloomberg U S Aggregate Bond S000055376 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,519	10,527	10,399	11,470	12,271	12,161	10,385	10,452	11,662	11,998
Blended Benchmark Index 50 S And P 500 Index 50 Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark Index (50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index)
Accumulated Value	10,000		11,041	12,038	13,009	14,014	15,654	17,814	15,187	16,842	20,797	22,919
ICE BofA Merrill Lynch 3 Month US Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA Merrill Lynch 3-Month US Treasury Bill Index
Accumulated Value	$ 10,000		$ 10,027	$ 10,093	$ 10,254	$ 10,498	$ 10,614	$ 10,621	$ 10,688	$ 11,169	$ 11,782	$ 12,301